Commitments and Contingencies (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 02, 2022	May 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Total net assets					$ 110,201
Cash paid	$ 5,000	$ 5,000
PRC Subsidiaries [Member]
Commitments and Contingencies (Details) [Line Items]
Net liabilities				$ 60,200
Percentage of total net assets			100.00%	100.00%
Total net assets			$ 638,600